Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the following table and related disclosure provide information about (i) the “total compensation” of our Principal Executive Officers (“PEOs”), and our other named executive officers (the “Other NEOs” or the “Non-PEO NEOs”) as presented in the “Summary Compensation Table” included elsewhere in this proxy statement, (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures and (iv) the relationship of the “compensation actually paid” to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance.
Year	Summary Compensation Table Total for PEO: Rowe(1)	Compensation Actually Paid to PEO: Rowe(2)(3)	Summary Compensation Table Total for PEO: Ianchulev(1)	Compensation Actually Paid to PEO: Ianchulev(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income (Loss) (in thousands)
2024	$807,756	$509,675	N/A	N/A	$413,269	$292,520	$3.65	$(49,818)
2023	$775,468	$1,184,606	N/A	N/A	$626,220	$658,059	$52.00	$(27,261)
2022	$1,333,510	$1,286,810	$732,383	$731,683	$651,288	$621,388	$40.75	$(28,011)
In 2022, each of Mr. Rowe and Mr. Ianchulev served as our PEO for part of the year. Mr. Rowe served as our only PEO in 2023. The Non-PEO NEOs for whom the average compensation is presented in this table for 2024 are Mr. Gandolfo, Mr. Kern and Mr. Jones; for 2023 are Mr. Gandolfo and Mr. Kern; and for 2022 is Mr. Gandolfo. Mr. Gandolfo retired in November 2024. Mr. Kern ended his employment with the Company in July 2025. Mr. Jones served as our Chief Financial Officer from August 2024 to November 2024.
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the table below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components, which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year have been subtracted. Equity values are calculated in accordance with ASC Topic 718.
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules. The value in this column is the value at the end of each applicable year assuming a $100 investment was made in the Company’s common stock on December 31, 2021. The closing price of our common stock on December 31, 2021 was $320.00; the closing price of our common stock on December 30, 2022 was $130.40; the closing price of our common stock on December 29, 2023 was $166.40; and the closing price of our common stock on December 31, 2024 was $11.68 (all prices adjusted to reflect the Reverse Stock Split).

In accordance with the requirements of Item 402(v) of Regulation S-K, the following table details the adjustments to the Summary Compensation Table to determine “compensation actually paid” for the PEOs and NEOs. The dollar amounts do not reflect actual compensation earned by or paid to our PEOs and NEOs during the applicable year.
	PEO: Rowe			PEO: Ianchulev			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$807,756	$775,468	$1,333,510	N/A	N/A	$732,383	$413,269	$626,220	$651,288
Less: Average Grant Date Fair Value of Equity Awards	(101,230)	—	$(583,500)	—	—	$(69,900)	(77,234)	$(129,350)	$(52,900)
Less: Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year(1)	—	—	—	—	—	—	(14,133)	—	—
Add: Year-End Fair Value of Equity Awards Granted in the Year	2,200	—	$536,800	—	—	$69,200	933	$138,600	23,000
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(48,900)	$371,700	—	—	—	—	(2,800)	11,000	—
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(150,151)	$37,438	—	—	—	—	(27,515)	11,590	—
Average Compensation Actually Paid	509,675	$1,184,606	$1,286,810	N/A	N/A	$731,683	292,520	$658,059	$621,388
In November 2024, Mr. Gandolfo and Mr. Jones resigned from the Company, thus forfeiting the unvested option awards previously granted. The year-end fair value of equity awards granted to Mr. Gandolfo and Mr. Jones in 2024 did not vest and therefore have been excluded. This treatment is in accordance with Item 402(v) of Regulation S-K.

Named Executive Officers, Footnote
In 2022, each of Mr. Rowe and Mr. Ianchulev served as our PEO for part of the year. Mr. Rowe served as our only PEO in 2023. The Non-PEO NEOs for whom the average compensation is presented in this table for 2024 are Mr. Gandolfo, Mr. Kern and Mr. Jones; for 2023 are Mr. Gandolfo and Mr. Kern; and for 2022 is Mr. Gandolfo. Mr. Gandolfo retired in November 2024. Mr. Kern ended his employment with the Company in July 2025. Mr. Jones served as our Chief Financial Officer from August 2024 to November 2024.

Adjustment To PEO Compensation, Footnote
Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the table below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components, which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year have been subtracted. Equity values are calculated in accordance with ASC Topic 718.
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules. The value in this column is the value at the end of each applicable year assuming a $100 investment was made in the Company’s common stock on December 31, 2021. The closing price of our common stock on December 31, 2021 was $320.00; the closing price of our common stock on December 30, 2022 was $130.40; the closing price of our common stock on December 29, 2023 was $166.40; and the closing price of our common stock on December 31, 2024 was $11.68 (all prices adjusted to reflect the Reverse Stock Split).
In accordance with the requirements of Item 402(v) of Regulation S-K, the following table details the adjustments to the Summary Compensation Table to determine “compensation actually paid” for the PEOs and NEOs. The dollar amounts do not reflect actual compensation earned by or paid to our PEOs and NEOs during the applicable year.
	PEO: Rowe			PEO: Ianchulev			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$807,756	$775,468	$1,333,510	N/A	N/A	$732,383	$413,269	$626,220	$651,288
Less: Average Grant Date Fair Value of Equity Awards	(101,230)	—	$(583,500)	—	—	$(69,900)	(77,234)	$(129,350)	$(52,900)
Less: Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year(1)	—	—	—	—	—	—	(14,133)	—	—
Add: Year-End Fair Value of Equity Awards Granted in the Year	2,200	—	$536,800	—	—	$69,200	933	$138,600	23,000
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(48,900)	$371,700	—	—	—	—	(2,800)	11,000	—
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(150,151)	$37,438	—	—	—	—	(27,515)	11,590	—
Average Compensation Actually Paid	509,675	$1,184,606	$1,286,810	N/A	N/A	$731,683	292,520	$658,059	$621,388
In November 2024, Mr. Gandolfo and Mr. Jones resigned from the Company, thus forfeiting the unvested option awards previously granted. The year-end fair value of equity awards granted to Mr. Gandolfo and Mr. Jones in 2024 did not vest and therefore have been excluded. This treatment is in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 413,269	$ 626,220	$ 651,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 292,520	658,059	621,388
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the table below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components, which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year have been subtracted. Equity values are calculated in accordance with ASC Topic 718.
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules. The value in this column is the value at the end of each applicable year assuming a $100 investment was made in the Company’s common stock on December 31, 2021. The closing price of our common stock on December 31, 2021 was $320.00; the closing price of our common stock on December 30, 2022 was $130.40; the closing price of our common stock on December 29, 2023 was $166.40; and the closing price of our common stock on December 31, 2024 was $11.68 (all prices adjusted to reflect the Reverse Stock Split).
In accordance with the requirements of Item 402(v) of Regulation S-K, the following table details the adjustments to the Summary Compensation Table to determine “compensation actually paid” for the PEOs and NEOs. The dollar amounts do not reflect actual compensation earned by or paid to our PEOs and NEOs during the applicable year.
	PEO: Rowe			PEO: Ianchulev			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$807,756	$775,468	$1,333,510	N/A	N/A	$732,383	$413,269	$626,220	$651,288
Less: Average Grant Date Fair Value of Equity Awards	(101,230)	—	$(583,500)	—	—	$(69,900)	(77,234)	$(129,350)	$(52,900)
Less: Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year(1)	—	—	—	—	—	—	(14,133)	—	—
Add: Year-End Fair Value of Equity Awards Granted in the Year	2,200	—	$536,800	—	—	$69,200	933	$138,600	23,000
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(48,900)	$371,700	—	—	—	—	(2,800)	11,000	—
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(150,151)	$37,438	—	—	—	—	(27,515)	11,590	—
Average Compensation Actually Paid	509,675	$1,184,606	$1,286,810	N/A	N/A	$731,683	292,520	$658,059	$621,388
In November 2024, Mr. Gandolfo and Mr. Jones resigned from the Company, thus forfeiting the unvested option awards previously granted. The year-end fair value of equity awards granted to Mr. Gandolfo and Mr. Jones in 2024 did not vest and therefore have been excluded. This treatment is in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return
Comparison of “Compensation Actually Paid” to our Total Shareholder Return (“TSR”)
Our TSR was $40.75, $52.00 and $3.65 for the years ended December 31, 2022, 2023 and 2024, respectively. Dr. Ianchulev’s “compensation actually paid” was $0.7 million for the year ended December 31, 2022, and Mr. Rowe’s “compensation actually paid” was $1.3 million, $1.2 million and $0.5 million for the years ended December 31, 2022, 2023 and 2024, respectively. The average “compensation actually paid” to our Other NEOs was $0.6 million, $0.7 million and $0.3 for the years ended December 31, 2022, 2023 and 2024, respectively. Our TSR increased in 2023 but decreased in 2024; “compensation actually paid” to our PEOs decreased in 2023 and 2024; and average “compensation actually paid” to our Other NEOs increased in 2023 and decreased in 2024.

Compensation Actually Paid vs. Net Income
Comparison of “Compensation Actually Paid” to Net Income (Loss)
Our net loss was approximately $28.0 million in 2022, $27.2 million in 2023 and $49.8 million in 2024. Dr. Ianchulev’s “compensation actually paid” was $0.7 million for the year ended December 31, 2022, and Mr. Rowe’s “compensation actually paid” was $1.3 million, $1.2 million and $0.5 million for the years ended December 31, 2022, 2023 and 2024, respectively. The average “compensation actually paid” to our Other NEOs was $0.6 million, $0.7 million and $0.3 million for the years ended December 31, 2022, 2023 and 2024, respectively. Our net loss decreased in 2023 and increased in 2024; “compensation actually paid” to our PEOs decreased in 2023 and 2024; and average “compensation actually paid” to our Other NEOs increased in 2023 and decreased in 2024.
We do not utilize TSR or net income (loss) as performance measures in our executive compensation program; however, we do utilize other performance measures to align executive compensation with the Company’s performance.

Total Shareholder Return Amount	$ 3.65	52	40.75
Net Income (Loss)	$ (49,818,000)	$ (27,261,000)	$ (28,011,000)
PEO Name	Mr. Rowe
Share Price	$ 11.68	$ 166.4	$ 130.4	$ 320
Mr. Rowe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 807,756	$ 775,468	$ 1,333,510
PEO Actually Paid Compensation Amount	509,675	1,184,606	1,286,810
Mr. Ianchulev [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			732,383
PEO Actually Paid Compensation Amount			731,683
PEO | Mr. Rowe [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,230)		(583,500)
PEO | Mr. Rowe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200		536,800
PEO | Mr. Rowe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,900)	371,700
PEO | Mr. Rowe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,151)	37,438
PEO | Mr. Rowe [Member] | Average Grant Date Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Ianchulev [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,900)
PEO | Mr. Ianchulev [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			69,200
PEO | Mr. Ianchulev [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Ianchulev [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Ianchulev [Member] | Average Grant Date Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,234)	(129,350)	(52,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933	138,600	23,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,800)	11,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,515)	$ 11,590
Non-PEO NEO | Average Grant Date Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,133)